Acquisitions, Assets and Liabilities Held for Sale, Dispositions and Impairments (Details)		3 Months Ended				12 Months Ended
		Dec. 31, 2022 USD ($) MW	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Utilities Operating Expense, Operations						$ 2,878,100,000	$ 2,547,700,000	$ 2,572,400,000
Additional Paid in Capital		$ 8,051,000,000				8,051,000,000	7,172,600,000
Asset Retirement Obligation, Liabilities Settled	[1],[2],[3],[4],[5],[6]					47,000,000.0	41,400,000
Property, Plant and Equipment, Generation		25,834,200,000				25,834,200,000	24,319,600,000
Obligations Under Operating Leases		$ 552,500,000				552,500,000	501,400,000
Proceeds from Sale of Property, Plant, and Equipment						$ (218,000,000.0)	(118,900,000)	71,100,000
Equity Method Investment, Ownership Percentage		50.00%				50.00%
Deferred Tax Assets		$ 3,567,400,000				$ 3,567,400,000	3,347,100,000
Depreciation and Amortization of Property, Plant and Equipment						3,072,800,000	2,717,100,000	2,487,500,000
Asset Impairments and Other Related Charges						$ 48,800,000	11,600,000	0
BP Wind Energy [Member]
Equity Method Investment, Ownership Percentage		50.00%				50.00%
North Central Wind Energy Facilities
Payments to Acquire Property, Plant, and Equipment						$ 1,207,300,000	652,800,000	0
Dry Lake Solar Project [Member]
Payments to Acquire Property, Plant, and Equipment						0	114,400,000	0
Vertically Integrated Utilities [Member]
Enterprise Value		$ 2,850,000,000				2,850,000,000
Pretax Reduction in Investment Basis							363,000,000
Asset Impairments and Other Related Charges						24,900,000	11,600,000
Vertically Integrated Utilities [Member] | Proceeds for KY Operations
Enterprise Value		2,646,000,000				$ 2,646,000,000
Vertically Integrated Utilities [Member] | Sundance [Member]
WindGenerationMWs | MW						199
Vertically Integrated Utilities [Member] | Maverick [Member]
WindGenerationMWs | MW						287
Vertically Integrated Utilities [Member] | Traverse [Member]
WindGenerationMWs | MW						998
Vertically Integrated Utilities [Member] | Kentucky Power Company and Kentucky Transmission Company
Deferred Tax Assets		$ 66,100,000				$ 66,100,000
Vertically Integrated Utilities [Member] | North Central Wind Energy Facilities | Maverick [Member]
Payments to Acquire Property, Plant, and Equipment						383,000,000
Vertically Integrated Utilities [Member] | North Central Wind Energy Facilities | Traverse [Member]
Payments to Acquire Property, Plant, and Equipment						1,200,000,000
Generation and Marketing [Member]
Asset Impairments and Other Related Charges						$ 0	0
Generation and Marketing [Member] | BP Wind Energy [Member]
Equity Method Investment, Other than Temporary Impairment			$ 2,000,000	$ 186,000,000
Equity Method Investment, Ownership Percentage		50.00%				50.00%
Generation and Marketing [Member] | Proceeds of Mineral Rights Sale
Proceeds from Sale of Property, Plant, and Equipment						$ 120,000,000
Gain (Loss) on Disposition of Other Assets						116,000,000
Generation and Marketing [Member] | Dry Lake Solar Project [Member]
Payments to Acquire Property, Plant, and Equipment						114,000,000
Generation and Marketing [Member] | Dry Lake Solar Project [Member] | Payment When Put in Service
Payments to Acquire Property, Plant, and Equipment						11,000,000
Generation and Marketing [Member] | Dry Lake Solar Project [Member] | Payment at Closing
Payments to Acquire Property, Plant, and Equipment						103,000,000
Transmission and Distribution Companies [Member]
Asset Impairments and Other Related Charges						0	0
AEP Transmission Holdco
Enterprise Value		$ 2,850,000,000				2,850,000,000
Asset Impairments and Other Related Charges						0	0
AEP Transmission Holdco | Proceeds for KY Operations
Enterprise Value		2,646,000,000				2,646,000,000
AEP Texas Inc. [Member]
Utilities Operating Expense, Operations						594,200,000	489,500,000	488,900,000
Additional Paid in Capital		1,558,200,000				1,558,200,000	1,553,900,000
Asset Retirement Obligation, Liabilities Settled	[2],[3]					200,000	400,000
Obligations Under Operating Leases		67,800,000				67,800,000	61,300,000
Deferred Tax Assets		177,000,000.0				177,000,000.0	173,800,000
Depreciation and Amortization of Property, Plant and Equipment						363,500,000	327,200,000	364,200,000
AEP Transmission Co [Member]
Utilities Operating Expense, Operations						136,300,000	105,500,000	99,800,000
Payments to Acquire Property, Plant, and Equipment						9,800,000	17,900,000	6,000,000.0
Obligations Under Operating Leases		1,500,000				1,500,000	1,300,000
Deferred Tax Assets		165,000,000.0				165,000,000.0	161,200,000
Depreciation and Amortization of Property, Plant and Equipment						346,200,000	297,300,000	249,000,000.0
AEP Transmission Co [Member] | AEP Transmission Holdco
Depreciation and Amortization of Property, Plant and Equipment						4,000,000
Appalachian Power Co [Member]
Utilities Operating Expense, Operations						724,100,000	610,000,000.0	530,500,000
Additional Paid in Capital		1,828,700,000				1,828,700,000	1,828,700,000
Asset Retirement Obligation, Liabilities Settled	[2],[3]					12,700,000	6,900,000
Property, Plant and Equipment, Generation		6,776,800,000				6,776,800,000	6,683,900,000
Obligations Under Operating Leases		59,100,000				59,100,000	52,400,000
Deferred Tax Assets		510,300,000				510,300,000	495,100,000
Depreciation and Amortization of Property, Plant and Equipment						576,100,000	547,000,000.0	507,800,000
Asset Impairments and Other Related Charges						24,900,000	0	0
Indiana Michigan Power Co [Member]
Cost of Purchased Power from Affiliate						241,800,000	217,900,000	172,800,000
Utilities Operating Expense, Operations						621,000,000.0	645,200,000	650,000,000.0
Additional Paid in Capital		988,800,000				988,800,000	980,900,000
Asset Retirement Obligation, Liabilities Settled	[2],[3],[4]					600,000	100,000
Property, Plant and Equipment, Generation		5,585,100,000				5,585,100,000	5,531,800,000
Obligations Under Operating Leases		48,900,000				48,900,000	48,900,000
Deferred Tax Assets		933,700,000				933,700,000	1,072,200,000
Depreciation and Amortization of Property, Plant and Equipment						511,900,000	424,900,000	393,300,000
Ohio Power Co [Member]
Cost of Purchased Power from Affiliate						9,800,000	51,900,000	119,700,000
Utilities Operating Expense, Operations						982,000,000.0	836,800,000	822,600,000
Additional Paid in Capital		837,800,000				837,800,000	838,800,000
Asset Retirement Obligation, Liabilities Settled	[2]					100,000	100,000
Obligations Under Operating Leases		60,300,000				60,300,000	68,600,000
Deferred Tax Assets		218,800,000				218,800,000	204,400,000
Depreciation and Amortization of Property, Plant and Equipment						293,100,000	301,100,000	275,000,000.0
Public Service Co Of Oklahoma [Member]
Utilities Operating Expense, Operations						400,400,000	353,800,000	327,300,000
Additional Paid in Capital		1,042,600,000				1,042,600,000	1,039,000,000
Asset Retirement Obligation, Liabilities Settled	[2],[3],[6]					700,000	700,000
Payments to Acquire Property, Plant, and Equipment						(549,300,000)	(297,000,000.0)	0
Property, Plant and Equipment, Generation		2,394,800,000				2,394,800,000	1,802,400,000
Obligations Under Operating Leases		99,300,000				99,300,000	62,200,000
Deferred Tax Assets		225,000,000.0				225,000,000.0	170,000,000.0
Depreciation and Amortization of Property, Plant and Equipment						226,200,000	185,900,000	171,900,000
Southwestern Electric Power Co [Member]
Utilities Operating Expense, Operations						424,700,000	360,300,000	338,300,000
Additional Paid in Capital		1,442,200,000				1,442,200,000	1,092,200,000
Asset Retirement Obligation, Liabilities Settled	[1],[2],[3],[6]					25,800,000	20,900,000
Property, Plant and Equipment, Generation		5,476,200,000				5,476,200,000	4,734,500,000
Obligations Under Operating Leases		120,200,000				120,200,000	77,700,000
Deferred Tax Assets		374,900,000				374,900,000	336,400,000
Depreciation and Amortization of Property, Plant and Equipment						319,300,000	292,900,000	271,200,000
Asset Impairments and Other Related Charges						0	11,600,000	0
Southwestern Electric Power Co [Member] | North Central Wind Energy Facilities
Payments to Acquire Property, Plant, and Equipment						658,000,000.0	355,800,000	0
Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member] | Dolet Hills Power Station [Member]
Asset Impairments and Other Related Charges						12,000,000
Kentucky Power Co [Member] | Vertically Integrated Utilities [Member]
Gain (Loss) on Disposition of Business		100,000,000	194,000,000	$ 69,000,000		363,000,000
Gain (Loss) on Disposition of Business net of Tax		79,000,000	$ 149,000,000			297,000,000
Depreciation and Amortization of Property, Plant and Equipment						99,000,000
Conesville Generating Station (Unit No. 4) [Member] | Generation and Marketing [Member]
Payments for (Proceeds from) Removal Costs					$ 26,000,000		98,000,000
Asset Retirement Obligation, Liabilities Settled							106,000,000
Payments for Removal Costs							72,000,000
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Additional Paid in Capital		$ 6,000,000				$ 6,000,000
Mitchell Power Plant
Approximate OVEC Generating Capacity (MWs) | MW		1,560				1,560
NBV Mitchell Including CWIP and Inventory		$ 577,000,000				$ 577,000,000	586,000,000
Mitchell Power Plant | Kentucky Power Co [Member]
Ownership Interest in Mitchell Power Plant		50.00%				50.00%
Mitchell Power Plant | Wheeling Power Company
Ownership Interest in Mitchell Power Plant		50.00%				50.00%
Cardinal Power Plant | Generation and Marketing [Member]
Approximate OVEC Generating Capacity (MWs) | MW		595				595
AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Guarantor Obligations, Current Carrying Value		$ 5,000,000				$ 5,000,000
AEP Wind Holdings LLC [Member] | Indiana Michigan Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate						12,000,000	10,000,000	11,000,000
AEP Wind Holdings LLC [Member] | Ohio Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate						24,000,000	20,000,000	23,000,000
AEP Wind Holdings LLC [Member] | Southwestern Electric Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate						$ 14,000,000	14,000,000	14,000,000
Santa Rita East [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							18,900,000	(43,700,000)
Santa Rita East [Member] | Noncontrolling Interests [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							18,900,000	$ (43,700,000)
Santa Rita East [Member] | Generation and Marketing [Member]
Noncash Contribution of Assets by Noncontrolling Interest							44,000,000
Percentage of an Asset Acquired		85.00%				85.00%		10.00%
WindGenerationMWs | MW						302
Payments to Acquire Businesses, Gross							44,000,000
Dry Lake Solar Project [Member]
Percentage of an Asset Acquired		75.00%				75.00%
Dry Lake Solar Project [Member] | Generation and Marketing [Member]
Solar Generation MWs | MW						100
North Central Wind Energy Facilities
Payments to Acquire Property, Plant, and Equipment						$ 2,000,000,000
North Central Wind Energy Facilities | Vertically Integrated Utilities [Member]
WindGenerationMWs | MW						1,484
North Central Wind Energy Facilities | Vertically Integrated Utilities [Member] | Sundance [Member]
Payments to Acquire Property, Plant, and Equipment						$ 270,000,000
North Central Wind Energy Facilities | Public Service Co Of Oklahoma [Member]
Percentage of an Asset Acquired		45.50%				45.50%
North Central Wind Energy Facilities | Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member]
Property, Plant and Equipment, Generation		$ 901,000,000				$ 901,000,000	316,000,000
Obligations Under Operating Leases		70,400,000				70,400,000	30,600,000
North Central Wind Energy Facilities | Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member] | Sundance [Member]
Obligations Under Operating Leases		12,600,000				12,600,000	12,600,000
North Central Wind Energy Facilities | Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member] | Maverick [Member]
Obligations Under Operating Leases		18,000,000.0				18,000,000.0	18,000,000.0
North Central Wind Energy Facilities | Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member] | Traverse [Member]
Obligations Under Operating Leases		$ 39,800,000				$ 39,800,000	0
North Central Wind Energy Facilities | Southwestern Electric Power Co [Member]
Percentage of an Asset Acquired		54.50%				54.50%
North Central Wind Energy Facilities | Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member]
Property, Plant and Equipment, Generation		$ 1,100,000,000				$ 1,100,000,000	378,000,000
Obligations Under Operating Leases		84,400,000				84,400,000	36,700,000
North Central Wind Energy Facilities | Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member] | Sundance [Member]
Obligations Under Operating Leases		15,100,000				15,100,000	15,100,000
North Central Wind Energy Facilities | Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member] | Maverick [Member]
Obligations Under Operating Leases		21,600,000				21,600,000	21,600,000
North Central Wind Energy Facilities | Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member] | Traverse [Member]
Obligations Under Operating Leases		47,700,000				47,700,000	0
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Payments to Acquire Businesses, Gross						57,000,000
Redeemable Noncontrolling Interest		$ 63,000,000				63,000,000
Noncontrolling Interests [Member] | Dry Lake Solar Project [Member]
Noncash Contribution of Assets by Noncontrolling Interest						$ 0	$ 35,300,000	$ 0

[1]	Includes ARO related to Sabine and DHLC.
[2]	Includes ARO related to asbestos removal.
[3]	Includes ARO related to ash disposal facilities.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $2 billion and $1.93 billion as of December 31, 2022 and 2021, respectively.
[5]	Includes ARO related to solar farms.
[6]	Includes ARO related to wind farms.